Consolidated Statement of Changes In Equity (Unaudited) - AUD ($)	Contributed equity	Reserves	Accumulated losses	Total
Balance at Jun. 30, 2019	$ 156,632,636	$ 1,158,975	$ (141,236,838)	$ 16,554,773
Initial adoption of AASB 16			(6,261)	(6,261)
Restated total equity at the beginning of the financial period	156,632,636	1,158,975	(141,243,099)	16,548,512
Loss for the period			(5,640,258)	(5,640,258)
Total comprehensive income for the period			(5,640,258)	(5,640,258)
Transactions with owners in their capacity as owners:
Issue of ordinary shares	372,506			372,506
Transaction costs	(83,090)			(83,090)
Total transactions with owners in their capacity as owners	289,416			289,416
Balance at Dec. 31, 2019	156,922,052	1,158,975	(146,883,357)	11,197,670
Balance at Jun. 30, 2020	160,703,754	866,121	(154,419,061)	7,150,814
Loss for the period			(8,561,862)	(8,561,862)
Total comprehensive income for the period			(8,561,862)	(8,561,862)
Transactions with owners in their capacity as owners:
Issue of ordinary shares	36,562,055			36,562,055
Share-based payment expenses		1,577,720		1,577,720
Transaction costs	(2,372,505)			(2,372,505)
Total transactions with owners in their capacity as owners	34,189,550	1,577,720		35,767,270
Balance at Dec. 31, 2020	$ 194,893,304	$ 2,443,841	$ (162,980,923)	$ 34,356,222